Financial Risk Management and Fair Values of Financial Instruments - Summary of Financial Instruments Measured at Carrying Value that are not Materially Different from their Fair Values (Detail)
¥ in Millions, $ in Millions
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of long-term bank loans	¥ 3,473	$ 534	¥ 4,495
Non-current portion of promissory notes			17,906
Non-current portion of corporate bonds	17,981	$ 2,764	17,970
Level 1 [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of corporate bonds	17,712
Level 2 [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of long-term bank loans	3,187
Fair value [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of long-term bank loans	3,187		4,339
Non-current portion of promissory notes			18,031
Non-current portion of corporate bonds	¥ 17,712		¥ 17,989